UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09.30.09
                                               --------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          11-12-09
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 64
                                        ---------------

Form 13F Information Table Value Total: 79,643
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                               September 30, 2009

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101      251     7600 SH       Sole                                       7600
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      325     9300 SH       Sole                                       9300
ANADARKO PETROLEUM CORP        COM              032511107      321     5124 SH       Sole                                       5124
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      620    18400 SH       Sole                                      18400
BARRICK GOLD CORP              COM              067901108     2376    62700 SH       Sole                                      62700
BIOTECH HLDRS DEP RCPTS        COM              09067d201      596     5866 SH       Sole                                       5866
BLACK HILLS CORP               COM              092113109      243     9650 SH       Sole                                       9650
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      505    44195 SH       Sole                                      44195
BROADCOM CORP                  COM              111320107      275     8950 SH       Sole                                       8950
CAPITAL PPTYS R I CL A CLASS A COM              140430109      146    19465 SH       Sole                                      19465
CAPITAL PROPERTIES RTD **PRIVA COM              140430992      146    19465 SH       Sole                                      19465
CURRENCY SH CAN DOL TR         COM              23129X105     1155    12400 SH       Sole                                      12400
CURRENCY SHARES JAPANESE YEN T COM              23130A102      299     2700 SH       Sole                                       2700
CURRENCYSHARES AUSTRALIAN DLR  COM              23129U101     2563    29000 SH       Sole                                      29000
CURTISS WRIGHT CORP            COM              231561101      693    20300 SH       Sole                                      20300
DEER CONSUMER PRODUCTS INC     COM              24379J200      213    11400 SH       Sole                                      11400
DISH NETWORK CORPORATION       COM              25470M109     3477   180512 SH       Sole                                     180512
DOMINION RES BLACK WARRIOR     COM              25746Q108      282    19558 SH       Sole                                      19558
DORCHESTER MINERALS LP         COM              25820R105     1118    49518 SH       Sole                                      49518
ECHOSTAR CORP                  COM              278768106      666    36102 SH       Sole                                      36102
ENBRIDGE ENERGY PARTNERS L P   COM              29250r106     2006    44525 SH       Sole                                      44525
ENERGY TRANSFER PARTNERS L.P   COM              29273R109     6486   152425 SH       Sole                                     152425
ENTERPRISE PRODS PARTNERS L P  COM              293792107     5800   204810 SH       Sole                                     204810
EXXON MOBIL CORP               COM              30231g102     4611    67200 SH       Sole                                      67200
GOLDCORP INC                   COM              380956409      242     6000 SH       Sole                                       6000
GOLDEN OCEAN GROUP LTD         COM              G4032A104       20    15800 SH       Sole                                      15800
INERGY L.P.                    COM              456615103     2389    80225 SH       Sole                                      80225
IPATH S&P 500 VIX SH-TM FT     COM              06740C527     2537    50750 SH       Sole                                      50750
ISHARE MSCI ALL CNT ASIA EX JP COM              464288182     1177    22200 SH       Sole                                      22200
ISHARE SILVER TRUST            COM              46428Q109      573    35000 SH       Sole                                      35000
ISHARES IBOXX $HI YLD CP BND   COM              464288513     1105    12800 SH       Sole                                      12800
ISHARES MSCI BRAZIL IND FD     COM              464286400     1515    22400 SH       Sole                                      22400
ISHARES MSCI SOUTH AFRICA      COM              464286780      515     9400 SH       Sole                                       9400
ISHARES S&P U.S. PFD STOCK     COM              464288687      227     6250 SH       Sole                                       6250
JUNIPER NETWORKS INC           COM              48203r104      269     9950 SH       Sole                                       9950
KAYNE ANDERSON MLP INVT        COM              486606106      959    45350 SH       Sole                                      45350
KINDER MORGAN ENERGY PRTNRS LP COM              494550106     6347   117500 SH       Sole                                     117500
KLA TENCOR CORP                COM              482480100      276     7700 SH       Sole                                       7700
LAM RESEARCH CORP              COM              512807108      258     7550 SH       Sole                                       7550
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     1825    48550 SH       Sole                                      48550
MARKET VECTORS GOLD MINERS     COM              57060U100     2810    62050 SH       Sole                                      62050
MARVELL TECHNOLOGY GROUP       COM              G5876H105      261    16150 SH       Sole                                      16150
MEAD JOHNSON NUTRITION CO      COM              582839106      275     6100 SH       Sole                                       6100
NAVIOS MARITIME PARTNERS LP    COM              Y62267102      961    80400 SH       Sole                                      80400
NVIDIA CORP                    COM              67066G104      286    19050 SH       Sole                                      19050
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105      314     4000 SH       Sole                                       4000
ONEOK PARTNERS L.P             COM              68268N103     3228    61001 SH       Sole                                      61001
PEPSICO INC                    COM              713448108      264     4500 SH       Sole                                       4500
PLAINS ALL AMERN PIPELINE L P  COM              726503105     6673   144150 SH       Sole                                     144150
POWERSHARES FINANCIAL PFD PT   COM              73935X229      272    17154 SH       Sole                                      17154
PROCTER & GAMBLE CO            COM              742718109      278     4800 SH       Sole                                       4800
PROSHARES ULT SH LEH 20 PLUS T COM              74347R297      240     5450 SH       Sole                                       5450
PROVIDENCE & WORC RAILRD CO    COM              743737108      171    16760 SH       Sole                                      16760
QUALCOMM                       COM              747525103      254     5650 SH       Sole                                       5650
SKYWORKS SOLUTIONS INC         COM              83088M102      273    20600 SH       Sole                                      20600
SMARTHEAT INC.                 COM              83172F104      275    23150 SH       Sole                                      23150
STREETTRACKS GOLD TR           COM              78463V107     1166    11800 SH       Sole                                      11800
TELEDYNE INC                   COM              879360105      315     8765 SH       Sole                                       8765
TEPPCO PARTNERS L P UNIT L.P.  COM              872384102     2048    59000 SH       Sole                                      59000
TEVA PHARMACEUTICAL INDS       COM              881624209     2355    46576 SH       Sole                                      46576
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      855    31975 SH       Sole                                      31975
XILINX INC                     COM              983919101      261    11150 SH       Sole                                      11150
YONGYE INTERNATIONAL, INC      COM              98607B106      130    15600 SH       Sole                                      15600
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      269    20273 SH       Sole                                      20273